Financial Assets At Amortized Cost	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial assets at amortized cost
18	Financial assets at amortized cost

The Group

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Unlisted securities
Debt Investments	5,002,174	6,471,987

Interest receivable	121,415	122,799

	5,123,589	6,594,786
Less: Provision for impairment losses	(1,338,976)	(1,878,338)

	3,784,613	4,716,448

Expected credit loss rate	26.13%	28.48%

(a)
As of December 31, 2021 and 2022, the principal amount of financial assets at amortized cost amounting to RMB1,795 million and RMB2,000 million were past due. An impairment loss of RMB300 million and RMB565 million was recognized for the years ended December 31, 2021 and 2022 based on the discounted future recoverable amount estimated at the balance sheet date.

(b)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2020	7,223,195	—	2,655,132	132,632	10,010,959
New financial assets originated or purchase d	8,590,588	—	—	59,084	8,649,672
Write-offs	—	—	(221,754)	(12,521)	(234,275)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,300,916)	—	(318,143)	(71,463)	(10,690,522)

As of December 31, 2020	5,512,867	—	2,115,235	107,732	7,735,834

(c)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2020	13,997	—	1,321,133	52,817	1,387,947
New financial assets originated or purchase d	8,593	—	—	—	8,593
Write-offs	—	—	(221,754)	(12,521)	(234,275)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(4,160)	—	(15,444)	(117)	(19,721)
Change in parameters of expected credit loss model	(13,270)	—	56,413	(13,822)	29,321

As of December 31, 2020	5,160	—	1,140,348	26,357	1,171,865

(d)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2021	5,512,867	—	2,115,235	107,732	7,735,834
New financial assets originated or purchase d	7,437,143	—	—	604,418	8,041,561
Write-offs	—	—	(17,651)	(8,694)	(26,345)
Disposal in the current period	—	—	(226,843)	—	(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,240,254)	—	(5,500)	(154,864)	(10,400,618)

As of December 31, 2021	2,709,756	—	1,865,241	548,592	5,123,589

(e)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2021	5,160	—	1,140,348	26,357	1,171,865
New financial assets originated or purchase d	10,808	—	—	—	10,808
Write-offs	—	—	(17,651)	(8,694)	(26,345)
Disposal in the current period	—	—	(144,320)	—	(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(4,531)	—	(10,366)	48,184	33,287
Change in parameters of expected credit loss model	467	—	312,491	(19,277)	293,681

As of December 31, 2021	11,904	—	1,280,502	46,570	1,338,976

(f)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2022	2,709,756	—	1,865,241	548,592	5,123,589
New financial assets originated or purchase d	5,635,886	—	—	79,456	5,715,342
Transfer	(363,927)	—	363,927	—	—
— From stage 1 to stage 2	(363,927)	363,927	—	—	—
— From stage 2 to stage 3	—	(363,927)	363,927	—	—
Write-offs	—	—	(38,858)	(11,854)	(50,712)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(3,822,562)	—	(102,087)	(268,784)	(4,193,433)

As of December 31, 2022	4,159,153	—	2,088,223	347,410	6,594,786

(g)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2022	11,904	—	1,280,502	46,570	1,338,976
New financial assets originated or purchase d	19,733	—	—	—	19,733
Transfer	(3,622)	—	236,007	—	232,385
— From stage 1 to stage 2	(3,622)	3,622	—	—	—
— From stage 2 to stage 3	—	(63,386)	63,386	—	—
Net impact on expected credit loss by stage transfer	—	59,764	172,621	—	232,385
Write-offs	—	—	(38,858)	(11,854)	(50,712)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(5,395)	—	(74,124)	3,238	(76,281)
Change in parameters of expected credit loss model	17,898	—	403,165	(6,826)	414,237

As of December 31, 2022	40,518	—	1,806,692	31,128	1,878,338

The Company

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Unlisted securities
Loans to subsidiaries	8,781,896	137,662

Interest receivable	72,434	18,387

	8,854,330	156,049
Less: Provision for impairment losses	(7,707)	(447)

	8,846,623	155,602